<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2012

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		October 16, 2012

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Columbia Partners file number 028-05386
Guardian Investment Management 028-12111
Invesco AIM Capital Mgt file number 028-11293
Lazard Asset Management 028-10469
McDonnell Investment Management file number 028-10377
Merrill Lynch - London Dividend 028-00791
Parametric Portfolio Assoc 028-04558
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliqua, Inc.                  COM                               2    50000 SH       Sole                                      50000
AT&T Inc.                      COM              00206R102      514    13624 SH       Sole                                      13624
Autonation Inc. Com            COM              05329W102    17710   405552 SH       Sole                                     405552
Bank of America Corp           COM              060505104      136    15375 SH       Sole                                      15375
Berkshire Hath Hld B           COM              846707024      481     5450 SH       Sole                                       5450
Berkshire Hathawy Cla A        COM              084990175     1592     1200 SH       Sole                                       1200
Blackrock Enhanced Equity Divi COM              09251a104    11850  1567433 SH       Sole                                    1567433
Bristol Myers Squibb Com       COM              110122108      345    10210 SH       Sole                                      10210
California Republic Bank       COM              130569106      287    22500 SH       Sole                                      22500
Chevron Corp                   COM              166764100      860     7376 SH       Sole                                       7376
Chipotle Mex Grill             COM              169656105      635     2000 SH       Sole                                       2000
Comcast Corp                   COM                             214     6000 SH       Sole                                       6000
Cyalume Tech Hldgs             COM              232429100      600   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118        0   199006 SH       Sole                                     199006
Dominion Res Inc. New Va       COM              25746u109      283     5354 SH       Sole                                       5354
Du Pont E I De Nemours         COM              263534109      472     9382 SH       Sole                                       9382
Duke Energy Corp New           COM              26441c204     3050    47083 SH       Sole                                      47083
Exxon Mobil Corp               COM              30231G102      882     9641 SH       Sole                                       9641
Facebook, Inc.                 COM              30303m102      217    10000 SH       Sole                                      10000
General Electric               COM              369604103      488    21503 SH       Sole                                      21503
InspireMD, Inc.                COM                             132    58345 SH       Sole                                      58345
Johnson And Johnson Com        COM              478160104      315     4564 SH       Sole                                       4564
JP Morgan Chase & Co           COM              46625H100     3401    84024 SH       Sole                                      84024
Kimberly Clark                 COM              494368103      237     2760 SH       Sole                                       2760
Kraft Foods Inc. Va Cl A       COM              50075n104      248     6000 SH       Sole                                       6000
Linn Energy, LLC               COM              536020100     1031    25000 SH       Sole                                      25000
Martin Midstream Partners LP   COM                             275     8000 SH       Sole                                       8000
McDonald's Corp.               COM              580135101      345     3758 SH       Sole                                       3758
Merck&Co Inc.                  COM              58933y105      216     4782 SH       Sole                                       4782
Microsoft Corp                 COM              594918104      766    25737 SH       Sole                                      25737
Natural Res Ptnrs LP           COM              63900P103      269    13000 SH       Sole                                      13000
Nestle S A Rep Rg Sh Adr       COM              641069406      284     4500 SH       Sole                                       4500
NextEra Energy, Inc.           COM              302571104     7559   107486 SH       Sole                                     107486
Parke Bancorp Inc.             COM                              71    12875 SH       Sole                                      12875
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     2807   177000 SH       Sole                                     177000
Pfizer Inc. Del                COM              717081103      238     9562 SH       Sole                                       9562
Procter & Gamble Co            COM              742718109      480     6925 SH       Sole                                       6925
Republic Services Inc.         COM              760759100     5732   208377 SH       Sole                                     208377
Resaca Exploitation Inc        COM              76083g302       21    91738 SH       Sole                                      91738
SPDR Tr Unit Ser 1             COM              78462F103      370     2570 SH       Sole                                       2570
Spectra Energy Corp            COM              847560109     1986    67655 SH       Sole                                      67655
Strategic Diagnostics Inc.     COM              862700101     1221   939499 SH       Sole                                     939499
Swisher Hygiene, Inc.          COM              870808102      139   100000 SH       Sole                                     100000
Team Health Holdings, Inc.     COM              87817a107    11683   430616 SH       Sole                                     430616
The Blackstone Group L.P.      COM              09253U108      437    30620 SH       Sole                                      30620
Travelers Cos Inc.             COM              89417e109      294     4302 SH       Sole                                       4302
United Parcel Svc Cl B         COM              911312106      293     4100 SH       Sole                                       4100
Vanguard Growth ETF            COM              922908736    21149   292109 SH       Sole                                     292109
Vanguard Value ETF             COM              922908744    12954   220613 SH       Sole                                     220613
Verizon Communications Inc.    COM              92343v104      345     7564 SH       Sole                                       7564
Wal-Mart Stores Inc.           COM              931142103      529     7172 SH       Sole                                       7172